Reclamation and Closure Cost Provisions - Additional Information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Undiscounted value of the provision	$ 186,600,000	$ 182,700,000
Western Mesquite Mines, Inc.
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Security for reclamation	27,700,000	27,700,000
Greenstone
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Security for reclamation	$ 9,400,000	$ 0
Bottom of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	2.00%	2.00%
Future cash flow discount rate	2.90%	1.30%
Top of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	5.50%	3.50%
Future cash flow discount rate	11.70%	8.70%